SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Accrued liabilities	$ 40,340	$ 216,297	$ 9,972
Accrued payroll	58,648	533,643
Total	152,927	940,295
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	51,170	184,677
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 2,769	$ 5,678